Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 USD ($) entity	Dec. 31, 2023 USD ($)
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 366,153	$ 314,842
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	133,063	115,769
Loans and advances to HSBC undertakings	108,462	102,039
– loans and advances to customers	988,399	930,658	$ 938,535
– financial investments	34,917	16,841
– assets held for sale	11,115	27,234
– other liabilities	$ 21,112	$ 19,052
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	3,380	3,409,000,000
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 46,400	$ 45,300
Trading assets	200	100
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	27,400	30,000
– loans and advances to customers	10,900	7,600
– financial investments	400	600
– assets held for sale	6,200	6,100
– other assets	1,300	900
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	700	400
– other liabilities	700	400
Other off-balance sheet commitments	8,100	10,400
HSBC's maximum exposure	$ 53,800	$ 55,300
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,649	1,772,000,000
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	984	990,000,000
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	439	379,000,000
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	261	233,000,000
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	47	35,000,000
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	209	169,000,000
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 9,400	$ 5,400
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
– loans and advances to customers	9,400	5,400
– financial investments	0	0
– assets held for sale	0	0
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	0	0
HSBC's maximum exposure	$ 9,400	$ 5,400
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	207	167,000,000
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2	2,000,000
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	459	472,000,000
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 12,400	$ 12,100
Trading assets	200	100
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,900	7,800
– loans and advances to customers	0	0
– financial investments	0	200
– assets held for sale	4,300	4,000
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	300	1,000
HSBC's maximum exposure	$ 12,700	$ 13,100
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	323	344,000,000
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	71	75,000,000
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	35	30,000,000
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	24	21,000,000
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	6	2,000,000
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	2,653	2,719,000,000
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 21,800	$ 25,400
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,500	22,200
– loans and advances to customers	0	700
– financial investments	400	400
– assets held for sale	1,900	2,100
– other assets	0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	0	0
– other liabilities	0	0
Other off-balance sheet commitments	6,500	8,100
HSBC's maximum exposure	$ 28,300	$ 33,500
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1,062	1,215,000,000
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	910	911,000,000
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	403	348,000,000
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	237	212,000,000
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	41	33,000,000
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	59	49,000,000
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	$ 2,800	$ 2,400
Trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
– loans and advances to customers	1,500	1,500
– financial investments	0	0
– assets held for sale	0	0
– other assets	1,300	900
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	700	400
– other liabilities	700	400
Other off-balance sheet commitments	1,300	1,300
HSBC's maximum exposure	$ 3,400	$ 3,300
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	57	46,000,000
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	2,000,000
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	1	1,000,000
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity	0	0